SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total	$ 8,572	$ 12,641
With in 12 Months [Member]
Short-Term Debt [Line Items]
Total	8,572	12,641
Over 1 Year [Member]
Short-Term Debt [Line Items]
Total
Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	12	12
Annual interest rate	2.50%	3.50%
Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	5	5
Term Loan [Member]
Short-Term Debt [Line Items]
Total		$ 428
Term Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	2
Annual interest rate	2.50%
Term Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	5
Annual interest rate	3.50%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Total	$ 8,288	12,213
Terms of repayments	Within 12 months
Annual interest rate	6.34%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Total	$ 284
Terms of repayments	Within 12 months
Annual interest rate